Statement of Additional Information Supplement dated March 31, 2011
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, A2, A5, B, B5, C, C5, P, R, R5, S, Y, Investor Class, Institutional Class shares and Invesco Cash Reserve Shares, as applicable, of each of the Funds listed below:

Invesco Asia Pacific Growth Fund
Invesco Balanced Fund
Invesco Balanced-Risk Allocation Fund
Invesco Balanced-Risk Commodity Strategy Fund
Invesco Balanced-Risk Retirement 2010 Fund
Invesco Balanced-Risk Retirement 2020 Fund
Invesco Balanced-Risk Retirement 2030 Fund
Invesco Balanced-Risk Retirement 2040 Fund
Invesco Balanced-Risk Retirement 2050 Fund
Invesco Balanced-Risk Retirement Now Fund
Invesco Basic Balanced Fund
Invesco Basic Value Fund
Invesco California Tax-Free Income Fund
Invesco Capital Development Fund
Invesco Charter Fund
Invesco China Fund
Invesco Commodities Strategy Fund
Invesco Constellation Fund
Invesco Convertible Securities Fund
Invesco Core Bond Fund
Invesco Core Plus Bond Fund
Invesco Conservative Allocation Fund
Invesco Developing Markets Fund
Invesco Disciplined Equity Fund
Invesco Diversified Dividend Fund
Invesco Dividend Growth Securities Fund
Invesco Dynamics Fund
Invesco Emerging Market Local Currency Debt Fund
Invesco Endeavor Fund
Invesco Energy Fund
Invesco Equally-Weighted S&P 500 Fund
Invesco European Growth Fund
Invesco European Small Company Fund
Invesco Financial Services Fund
Invesco Floating Rate Fund
Invesco Fundamental Value Fund
Invesco Global Advantage Fund
Invesco Global Dividend Growth Securities Fund
Invesco Global Core Equity Fund
Invesco Global Equity Fund
Invesco Global Fund
Invesco Global Growth Fund
Invesco Global Health Care Fund
Invesco Global Real Estate Fund
Invesco Global Small & Mid Cap Growth Fund
Invesco Gold & Precious Metals Fund
Invesco Growth Allocation Fund
Invesco Health Sciences Fund
Invesco High Income Municipal Fund
Invesco High Yield Fund
Invesco High Yield Securities Fund
Invesco Income Allocation Fund
Invesco Income Fund
Invesco International Allocation Fund
Invesco International Core Equity Fund
Invesco International Growth Fund
Invesco International Small Company Fund
Invesco International Total Return Fund
Invesco Japan Fund
Invesco Large Cap Basic Value Fund
Invesco Large Cap Growth Fund
Invesco Large Cap Relative Value Fund
Invesco Leisure Fund
Invesco LIBOR Alpha Fund
Invesco Limited Maturity Treasury Fund
Invesco Mid Cap Basic Value Fund
Invesco Mid Cap Core Equity Fund
Invesco Mid-Cap Value Fund
Invesco Moderate Allocation Fund
Invesco Moderate Growth Allocation Fund
Invesco Moderately Conservative Allocation Fund
Invesco Money Market Fund
Invesco Multi-Sector Fund
Invesco Municipal Bond Fund
Invesco Municipal Fund
Invesco New York Tax-Free Income Fund
Invesco Pacific Growth Fund
Invesco Real Estate Fund
Invesco S&P 500 Index Fund
Invesco Select Equity Fund
Invesco Select Real Estate Income Fund
Invesco Short Term Bond Fund
Invesco Small Cap Equity Fund
Invesco Small Cap Growth Fund
Invesco Small Companies Fund
Invesco Small-Mid Special Value Fund
Invesco Special Value Fund
Invesco Structured Core Fund
Invesco Summit Fund
Invesco Tax-Exempt Cash Fund
Invesco Tax-Exempt Securities Fund
Invesco Tax-Free Intermediate Fund
Invesco Technology Fund
Invesco Technology Sector Fund
Invesco U.S. Government Fund
Invesco Utilities Fund
Invesco U.S. Mid Cap Value Fund
Invesco U.S. Small Cap Value Fund
Invesco U.S. Small/Mid Cap Value Fund
Invesco Value Fund
Invesco Value II Fund
Invesco Van Kampen American Franchise Fund
Invesco Van Kampen American Value Fund
Invesco Van Kampen Asset Allocation Conservative Fund
Invesco Van Kampen Asset Allocation Growth Fund
Invesco Van Kampen Asset Allocation Moderate Fund
Invesco Van Kampen California Insured Tax Free Fund
Invesco Van Kampen Capital Growth Fund
Invesco Van Kampen Comstock Fund
Invesco Van Kampen Core Equity Fund
Invesco Van Kampen Core Plus Fixed Income Fund
Invesco Van Kampen Corporate Bond Fund
Invesco Van Kampen Emerging Markets Fund
Invesco Van Kampen Enterprise Fund
Invesco Van Kampen Equity and Income Fund
Invesco Van Kampen Equity Premium Income Fund
Invesco Van Kampen Global Equity Allocation Fund
Invesco Van Kampen Global Franchise Fund
Invesco Van Kampen Global Tactical Asset Allocation Fund
Invesco Van Kampen Government Securities Fund
Invesco Van Kampen Growth and Income Fund
Invesco Van Kampen Harbor Fund
Invesco Van Kampen High Yield Fund
Invesco Van Kampen High Yield Municipal Fund
Invesco Van Kampen Insured Tax Free Income Fund
Invesco Van Kampen Intermediate Term Municipal Income Fund
Invesco Van Kampen International Advantage Fund
Invesco Van Kampen International Growth Fund
Invesco Van Kampen Leaders Fund
Invesco Van Kampen Limited Duration Fund
Invesco Van Kampen Mid Cap Growth Fund
Invesco Van Kampen Municipal Income Fund
Invesco Van Kampen New York Tax Free Income Fund
Invesco Van Kampen Pennsylvania Tax Free Income Fund
Invesco Van Kampen Real Estate Securities Fund
Invesco Van Kampen Small Cap Growth Fund
Invesco Van Kampen Small Cap Value Fund
Invesco Van Kampen Technology Fund
Invesco Van Kampen U.S. Mortgage Fund
Invesco Van Kampen Utility Fund
Invesco Van Kampen Value Opportunities Fund
Premier Portfolio
Premier Tax-Exempt Portfolio
Premier U.S. Government Money Portfolio
Government & Agency Portfolio
Government TaxAdvantage Portfolio
Liquid Assets Portfolio
STIC Prime Portfolio
Treasury Portfolio
Tax-Free Cash Reserve Portfolio

Effective as of the close of business on March 31, 2011, Mr. Lewis Pennock resigned as a trustee of each Fund and any references to Mr. Pennock serving as a trustee or committee member are hereby removed as of the date set forth above.
Invesco Retail-SUP-2 033111